Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense (Benefit)
The components of income tax expense (benefit) were as follows for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Current expense	$0.3	$0.4	$15.1
Deferred expense (benefit)	0.1	1.8	(1.7)
Total income tax expense	$0.4	$2.2	$13.4

Schedule of Reconciliation of Federal Income Tax Rate to the Company’s Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows for the periods indicated:

	December 31,
	2018	2017	2016
Federal income tax rate:	21.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(2.6)	(3.7)	(0.6)
Dividend received deduction	(0.1)	(0.1)	(0.1)
TCJA impacts (1)	—	12.8	—
Capital contribution from affiliated entity impacting taxable income	—	—	3.7
Goodwill	—	—	0.3
Non-deductible health insurer fee	—	—	0.1
Other	(0.4)	(0.1)	0.1
Effective income tax rate:	17.9%	43.9%	38.5%

(1) In connection with the Tax Cuts and Jobs Act (TCJA), the Company recorded a provisional discrete net tax expense of $0.7 million for the federal rate reduction in the period ending December 31, 2017 related to the re-valuation of its net deferred tax assets. During the year ended December 31, 2018, the Company finalized the provisional adjustment.

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities are as follows as of the dates indicated:

	December 31,
	2018	2017
Deferred tax assets
Deferred acquisition costs	$1.0	$0.8
Deferred gain on disposal of business	0.3	0.5
Investments, net	0.2	0.2
Other	0.1	0.2
Total deferred tax assets (1)	1.6	1.7

Deferred tax liabilities
Net unrealized appreciation on securities	(0.4)	(0.7)
Total deferred tax liabilities (1)	(0.4)	(0.7)
Net deferred income tax assets	$1.2	$1.0

(1) 2017 reflects the reduction of deferred tax assets and liabilities following the enactment of the TCJA.